Operating Assets and Liabilities - Provisions (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating Assets and Liabilities
Provisions at beginning of period	kr 4	kr 2
Additions during the year	9	2
Provisions at end of period	13	4
Non-current provisions	13	4
Provisions at end of period	kr 13	kr 4